LEASES Schedule of Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Liabilities, Payments Due [Abstract]
2022	$ 2,201
2023	3,482
2024	2,055
2025	1,645
2026	1,614
Thereafter	8,314
Total lease payments	19,311
Less: imputed interest	(2,146)
Total lease liabilities	$ 17,165	$ 24,430